Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through April 29, 2021, the date that the consolidated financial statements were available to be issued. With the exception of those matters discussed in Notes 6, there were no material subsequent events that required recognition or additional disclosure in these consolidated financial statements.